Pay vs Performance Disclosure - USD ($)		12 Months Ended										16 Months Ended	56 Months Ended	60 Months Ended
		Dec. 28, 2025		Dec. 29, 2024		Dec. 31, 2023		Dec. 25, 2022		Dec. 26, 2021		Dec. 28, 2025	Sep. 02, 2024	Dec. 28, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table summarizes compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our Non-PEO NEOs as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Fiscal Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100		Net Income (Loss) (dollars in millions)	Adjusted Diluted EPS (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)
	1st PEO	2nd PEO	1st PEO	2nd PEO
2025	$5,495,861	$—	$6,450,786	$—	$1,483,550	$1,189,119	$42.47	$165.06	$13.2	$1.13
2024	3,965,019	6,339,020	3,676,625	(2,087,085)	1,523,663	477,812	72.63	148.57	(122.7)	1.79
2023	—	6,825,003	—	8,305,815	1,689,279	2,116,313	158.45	110.43	254.4	2.78
2022	—	6,251,632	—	5,068,922	1,561,981	1,339,269	113.43	89.94	109.2	2.36
2021	—	7,518,278	—	11,384,346	2,200,145	2,598,640	110.55	112.43	222.9	2.45
__________________
(1)Mr. Spanos (1st PEO) was appointed PEO effective September 3, 2024. Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2025 - Messrs. Christel, Healy, Hafner, and Graff, and Mses. Lefferts and Mitory; 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts.
(4)The peer group is made up of the same 25 companies in our peer group used for executive compensation benchmarking as described on page 59.
(5)Adjusted Diluted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted Diluted EPS reconciliation can be found within Appendix C.

The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Compensation Actually Paid
1st PEO
2025	$1,000,000	$1,155,000	$3,333,337	$7,524	$5,495,861	$(3,333,337)	$4,288,262	$6,450,786
2024	303,846	158,846	2,500,012	1,002,315	3,965,019	(2,500,012)	2,211,618	3,676,625
2nd PEO
2024	$1,000,000	$420,000	$4,900,017	$19,003	$6,339,020	$(4,900,017)	$(3,526,088)	$(2,087,085)
2023	1,000,000	910,500	4,900,025	14,478	6,825,003	(4,900,025)	6,380,837	8,305,815
2022	984,615	897,969	4,350,033	19,015	6,251,632	(4,350,033)	3,167,323	5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Average Compensation Actually Paid
2025	$375,305	$274,516	$518,063	$315,666	$1,483,550	$(518,063)	$223,632	$1,189,119
2024	386,648	70,830	650,027	416,158	1,523,663	(650,027)	(395,824)	477,812
2023	570,096	353,867	759,407	5,909	1,689,279	(759,407)	1,186,441	2,116,313
2022	550,000	338,580	667,219	6,182	1,561,981	(667,219)	444,507	1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of average compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.

The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End		(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (1)		(Deductions) Additions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year (1)		Equity Value Included in Compensation Actually Paid
	1st PEO	2nd PEO	1st PEO	2nd PEO	1st PEO	2nd PEO	1st PEO	2nd PEO
2025	$5,256,784	$—	$(658,499)	$—	$(310,023)	$—	$4,288,262	$—
2024	2,211,618	1,324,934	—	(4,409,586)	—	(441,436)	2,211,618	(3,526,088)
2023	—	5,194,051	—	(329,870)	—	1,516,656	—	6,380,837
2022	—	3,910,236	—	(1,252,356)	—	509,443	—	3,167,323
2021	—	3,268,932	—	3,748,314	—	1,448,868	—	8,466,114
__________________
(1)The valuation for PSUs as of the end of each fiscal year reflects the Company’s estimates of the probable outcome of the performance conditions of such awards as of such date, compared to the grant date valuation which reflected a valuation at 100%.

The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Average Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (1)	(Deductions) Additions for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year (1)	Fair Value At End of Prior Fiscal Year of Awards Granted in Prior Years That Failed to Meet Vesting Conditions in the Fiscal Year	Average Equity Value Included in Compensation Actually Paid
2025	$459,684	$(39,168)	$(69,897)	$(126,987)	$223,632
2024	292,356	(272,941)	(66,203)	(349,036)	(395,824)
2023	821,094	(63,284)	428,631	—	1,186,441
2022	599,763	(278,452)	123,196	—	444,507
2021	422,722	364,276	308,654	—	1,095,652
__________________
(1)The valuation for PSUs as of the end of each fiscal year reflects the Company’s estimates of the probable outcome of the performance conditions of such awards as of such date, compared to the grant date valuation which reflected a valuation at 100%.
Relationship between Compensation Paid and Performance Measures
		As shown in the charts as discussed further below, the relationship between the Compensation Actually Paid (“CAP”) to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in fiscal 2021, 2022, 2023, 2024 and 2025 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income, (2) total shareholder return (“TSR”), and (3) Adjusted Diluted EPS demonstrates that such compensation fluctuates to the extent the Company is achieving its goals and increasing value for stockholders in line with the Company’s compensation philosophy and performance-based objectives.
Company Selected Measure Name		Adjusted Diluted EPS
Named Executive Officers, Footnote	Mr. Spanos (1st PEO) was appointed PEO effective September 3, 2024. Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2025 - Messrs. Christel, Healy, Hafner, and Graff, and Mses. Lefferts and Mitory; 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts.

Adjustment To PEO Compensation, Footnote
The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Compensation Actually Paid
1st PEO
2025	$1,000,000	$1,155,000	$3,333,337	$7,524	$5,495,861	$(3,333,337)	$4,288,262	$6,450,786
2024	303,846	158,846	2,500,012	1,002,315	3,965,019	(2,500,012)	2,211,618	3,676,625
2nd PEO
2024	$1,000,000	$420,000	$4,900,017	$19,003	$6,339,020	$(4,900,017)	$(3,526,088)	$(2,087,085)
2023	1,000,000	910,500	4,900,025	14,478	6,825,003	(4,900,025)	6,380,837	8,305,815
2022	984,615	897,969	4,350,033	19,015	6,251,632	(4,350,033)	3,167,323	5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,483,550		$ 1,523,663		$ 1,689,279		$ 1,561,981		$ 2,200,145
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,189,119		477,812		2,116,313		1,339,269		2,598,640
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Average Compensation Actually Paid
2025	$375,305	$274,516	$518,063	$315,666	$1,483,550	$(518,063)	$223,632	$1,189,119
2024	386,648	70,830	650,027	416,158	1,523,663	(650,027)	(395,824)	477,812
2023	570,096	353,867	759,407	5,909	1,689,279	(759,407)	1,186,441	2,116,313
2022	550,000	338,580	667,219	6,182	1,561,981	(667,219)	444,507	1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of average compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

1.	Adjusted Diluted EPS
2.	Revenue
3.	Adjusted Operating Income
4.	Free Cash Flow Conversion

Total Shareholder Return Amount		$ 42.47		72.63		158.45		113.43		110.55
Peer Group Total Shareholder Return Amount	[3]	165.06		148.57		110.43		89.94		112.43
Net Income (Loss)		$ 13,200,000		$ (122,700,000)		$ 254,400,000		$ 109,200,000		$ 222,900,000
Company Selected Measure Amount	[4]	1.13		1.79		2.78		2.36		2.45
PEO Name												Mr. Spanos	Mr. Deno
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage														100.00%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name		Free Cash Flow Conversion
Spanos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 5,495,861		$ 3,965,019		$ 0		$ 0		$ 0
PEO Actually Paid Compensation Amount	[2]	6,450,786		3,676,625		0		0		0
Deno [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	0		6,339,020		6,825,003		6,251,632		7,518,278
PEO Actually Paid Compensation Amount	[2]	$ 0		$ (2,087,085)		8,305,815		5,068,922		11,384,346
PEO | Spanos [Member]
Pay vs Performance Disclosure
Salary		1,000,000		303,846
Bonus and Non-Equity Incentive Compensation		1,155,000		158,846
Equity Compensation		3,333,337		2,500,012
Other Compensation		7,524		1,002,315
PEO | Spanos [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (3,333,337)		$ (2,500,012)
PEO | Spanos [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,288,262	[7]	2,211,618	[7]	0		0		0
PEO | Spanos [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value		5,256,784		2,211,618		0		0		0
PEO | Spanos [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]	(658,499)		0		0		0		0
PEO | Spanos [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value		(310,023)		$ 0		$ 0		$ 0		$ 0
PEO | Deno [Member]
Pay vs Performance Disclosure
Salary				1,000,000		1,000,000		984,615		900,000
Bonus and Non-Equity Incentive Compensation				420,000		910,500		897,969		2,011,500
Equity Compensation				4,900,017		4,900,025		4,350,033		4,600,046
Other Compensation				19,003		14,478		19,015		6,732
PEO | Deno [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			$ (4,900,017)		$ (4,900,025)		$ (4,350,033)		$ (4,600,046)
PEO | Deno [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(3,526,088)	[7]	6,380,837	[7]	3,167,323	[7]	8,466,114	[7]
PEO | Deno [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value		0		1,324,934		5,194,051		3,910,236		3,268,932
PEO | Deno [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]	0		(4,409,586)		(329,870)		(1,252,356)		3,748,314
PEO | Deno [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value		$ 0		$ (441,436)		$ 1,516,656		$ 509,443		$ 1,448,868
Non-PEO NEO
Pay vs Performance Disclosure
Average Salary		375,305		386,648		570,096		550,000		536,539
Average Bonus and Non-Equity Incentive Compensation		274,516		70,830		353,867		338,580		640,700
Average Equity Compensation		518,063		650,027		759,407		667,219		697,157
Average Other Compensation		315,666		416,158		5,909		6,182		325,749
Non-PEO NEO | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	$ (518,063)		$ (650,027)		$ (759,407)		$ (667,219)		$ (697,157)
Non-PEO NEO | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	223,632		(395,824)		1,186,441		444,507		1,095,652
Non-PEO NEO | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount Equity Awards		459,684		292,356		821,094		599,763		422,722
Non-PEO NEO | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount Equity Awards	[11]	(39,168)		(272,941)		(63,284)		(278,452)		364,276
Non-PEO NEO | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount Equity Awards	[11]	(69,897)		(66,203)		428,631		123,196		308,654
Non-PEO NEO | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount Equity Awards		$ (126,987)		$ (349,036)		$ 0		$ 0		$ 0

[1]	The Non-PEO NEOs are comprised of: 2025 - Messrs. Christel, Healy, Hafner, and Graff, and Mses. Lefferts and Mitory; 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts.
[2]	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
[3]	The peer group is made up of the same 25 companies in our peer group used for executive compensation benchmarking as described on page 59.
[4]	Adjusted Diluted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted Diluted EPS reconciliation can be found within Appendix C.
[5]	Mr. Spanos (1st PEO) was appointed PEO effective September 3, 2024. Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
[6]	Represents the grant date fair value of equity-based awards granted each year.
[7]	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.
[8]	The valuation for PSUs as of the end of each fiscal year reflects the Company’s estimates of the probable outcome of the performance conditions of such awards as of such date, compared to the grant date valuation which reflected a valuation at 100%.
[9]	Represents the average grant date fair value of equity-based awards granted each year.
[10]	Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2) of Regulation S-K). The equity component of average compensation actually paid for fiscal year 2025 is further detailed in the supplemental table below.
[11]	The valuation for PSUs as of the end of each fiscal year reflects the Company’s estimates of the probable outcome of the performance conditions of such awards as of such date, compared to the grant date valuation which reflected a valuation at 100%.